Employee benefits - Pension and other post-employment benefits - Sensitivity Analysis of Key Assumptions (Detail) $ in Millions	Oct. 31, 2024 CAD ($)
Defined benefit pension plans [member] | Impact of 100 bps in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	$ (1,572)
Impact of decrease in actuarial assumption	1,941
Defined benefit pension plans [member] | Impact of 50 bps in rate of increase in future compensation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	35
Impact of decrease in actuarial assumption	(38)
Defined benefit pension plans [member] | Impact of increase in longevity of one additional year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	329
Post employment plan [member] | Impact of 100 bps in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	(178)
Impact of decrease in actuarial assumption	220
Post employment plan [member] | Impact of increase in longevity of one additional year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	22
Post employment plan [member] | Impact of 100 bps in Healthcare cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	49
Impact of decrease in actuarial assumption	$ (41)